Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Analysis of movements in net deferred tax balance
Beginning balance	€ 19,478	€ 18,545
Adjustment relating to assets Held for Sale	0	(422)
Foreign exchange movements	95	(32)
Credited the income statement	(1,266)	716
Charged directly to OCI	(49)	579
Charged directly to equity	(3)	(4)	€ (7)
Indexation of the opening balance in respect of hyperinflation accounting in Türkiye	(18)	96
Arising on acquisition and disposals	(2)	0
Ending balance	€ 18,235	€ 19,478	€ 18,545